General and Administrative Costs	9 Months Ended
Sep. 30, 2025
General and Administrative Costs
General and Administrative Costs

16. General and Administrative Costs

General and administrative costs amount to € 11,169,000 for the nine month period ended September 30, 2025 (nine month period ended September 30, 2024: € 9,748,000).